SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 10,977,429	$ 10,978,571	$ 12,258,451
Cost of goods sold	8,394,364	9,803,883	9,418,606
Gross profit	2,583,065	1,174,688	2,839,845
Depreciation and amortization	183,097	87,973	388,319
Capital expenditures		25,916	81,197
Loss from operations	(1,516,786)	(3,739,370)	(1,101,697)
Provision for income taxes	207,240	211,144
Segment loss	(16,312,705)	(11,219,851)	(1,117,586)
Segment assets	20,584,279	37,995,641	28,290,040
Clean Food Platform [Member]
Segment Reporting Information [Line Items]
Revenues	2,513,483	2,144,217	12,145,531
Cost of goods sold	750,383	1,905,036	9,343,635
Gross profit	1,763,100	239,181	2,801,896
Depreciation and amortization	183,097	87,973	237,366
Capital expenditures	5,539	19,437	49,772
Loss from operations	(2,106,150)	(3,543,160)	(693,466)
Provision for income taxes	927	8,917
Segment loss	(9,775,749)	(4,576,496)	(712,163)
Segment assets	17,657,856	36,397,974	1,891,075
Technical Service [Member]
Segment Reporting Information [Line Items]
Revenues	8,463,946	8,834,354
Cost of goods sold	7,643,981	7,898,847
Gross profit	819,965	935,507
Depreciation and amortization
Capital expenditures		6,479
Loss from operations	589,364	(196,210)
Provision for income taxes	206,313	202,227
Segment loss	(6,536,956)	(6,643,355)
Segment assets	$ 2,926,423	$ 1,597,667
Restaurant [Member]
Segment Reporting Information [Line Items]
Revenues			100,945
Cost of goods sold			74,949
Gross profit			25,996
Depreciation and amortization			124,215
Capital expenditures			2,912
Loss from operations			(259,274)
Provision for income taxes
Segment loss			(256,503)
Segment assets			123,940
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues			11,975
Cost of goods sold			22
Gross profit			11,953
Depreciation and amortization			26,738
Capital expenditures			28,513
Loss from operations			(148,957)
Provision for income taxes
Segment loss			(148,920)
Segment assets			$ 26,275,025